UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        October 27, 2008
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      79
Form 13F Information Table Value Total:      $96,717
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      452     6620 SH       SOLE                                       6620
AT & T Inc                     COM              00206R102      216     7750 SH       SOLE                                       7750
Abbott Laboratories            COM              002824100      851    14775 SH       SOLE                                      14775
Adobe Systems Inc              COM              00724F101     2322    58838 SH       SOLE                                      58838
Aflac                          COM              001055102     2334    39732 SH       SOLE                                      39732
Ametek Inc                     COM              031100100     1471    36074 SH       SOLE                                      36074
Amphenol Corp New Cl A         COM              032095101     1087    27087 SH       SOLE                                      27087
Anadarko Petroleum Corp        COM              032511107      350     7208 SH       SOLE                                       7208
Apache Corporation             COM              037411105     2054    19695 SH       SOLE                                      19695
Aptargroup Inc                 COM              038336103      814    20813 SH       SOLE                                      20813
Autozone Inc                   COM              053332102      347     2810 SH       SOLE                                       2810
Bard C.R. Inc.                 COM              067383109     1119    11792 SH       SOLE                                      11792
Becton Dickinson & Co          COM              075887109     2184    27208 SH       SOLE                                      27208
C H Robinson Worldwide Inc New COM              12541W209     2225    43656 SH       SOLE                                      43656
CVS Corp                       COM              126650100     1063    31595 SH       SOLE                                      31595
Cameron Intl                   COM              13342B105      310     8056 SH       SOLE                                       8056
Canadian National Railway Corp COM              136375102      610    12745 SH       SOLE                                      12745
Canon Inc. Adr                 COM              138006309      271     7168 SH       SOLE                                       7168
Caterpillar Inc                COM              149123101     1266    21248 SH       SOLE                                      21248
Church & Dwight Inc            COM              171340102     1014    16330 SH       SOLE                                      16330
Clarcor Inc                    COM              179895107     1036    27304 SH       SOLE                                      27304
Danaher Corp                   COM              235851102     1957    28196 SH       SOLE                                      28196
Dentsply Intl                  COM              249030107      862    22962 SH       SOLE                                      22962
Donaldson Company Inc          COM              257651109     1411    33677 SH       SOLE                                      33677
Dover Corp                     COM              260003108      239     5900 SH       SOLE                                       5900
Eaton Vance                    COM              278265103      726    20610 SH       SOLE                                      20610
Ecolab                         COM              278865100     2479    51102 SH       SOLE                                      51102
Emerson Electric Co            COM              291011104     2834    69480 SH       SOLE                                      69480
Expeditors Int'l Wash          COM              302130109     1083    31090 SH       SOLE                                      31090
Exxon Mobil Corp               COM              30231G102     3029    39002 SH       SOLE                                      39002
FPL Group                      COM              302571104      857    17040 SH       SOLE                                      17040
Factset Research System        COM              303075105      947    18120 SH       SOLE                                      18120
Fastenal Co                    COM              311900104     1164    23569 SH       SOLE                                      23569
Fiserv Inc.                    COM              337738108     1870    39513 SH       SOLE                                      39513
General Dynamics               COM              369550108     1807    24544 SH       SOLE                                      24544
General Electric Co            COM              369604103      287    11250 SH       SOLE                                      11250
Gilead Sciences Inc            COM              375558103     1732    37952 SH       SOLE                                      37952
Grainger (WW) Inc              COM              384802104     2208    25393 SH       SOLE                                      25393
Harris Corp                    COM              413875105     1278    27664 SH       SOLE                                      27664
Idexx Labs                     COM              45168D104     2284    41671 SH       SOLE                                      41671
Illinois Tool Works            COM              452308109     2350    52871 SH       SOLE                                      52871
Int'l Business Mach            COM              459200101     1531    13086 SH       SOLE                                      13086
Jacobs Engineering Group Inc   COM              469814107      462     8506 SH       SOLE                                       8506
John Wiley & Sons              COM              968223206      387     9563 SH       SOLE                                       9563
Johnson & Johnson              COM              478160104     2523    36415 SH       SOLE                                      36415
Johnson Controls               COM              478366107     1678    55320 SH       SOLE                                      55320
Kimco Realty Corp              COM              49446R109      541    14641 SH       SOLE                                      14641
Logitech International ADR     COM              H50430232      417    17870 SH       SOLE                                      17870
McCormick & Co                 COM              579780206     1231    32008 SH       SOLE                                      32008
Mettler Toledo International   COM              592688105     1000    10205 SH       SOLE                                      10205
Millipore Corp                 COM              601073109      291     4232 SH       SOLE                                       4232
Nike Inc Cl B                  COM              654106103      287     4295 SH       SOLE                                       4295
Nucor Corp                     COM              670346105      206     5209 SH       SOLE                                       5209
Omnicom Group                  COM              681919106      684    17736 SH       SOLE                                      17736
Parker Hannifin Corp           COM              701094104      583    11000 SH       SOLE                                      11000
Pharmaceutical Prod Dev        COM              717124101      795    19238 SH       SOLE                                      19238
Praxair Inc                    COM              74005P104     1510    21043 SH       SOLE                                      21043
Procter & Gamble Co            COM              742718109     2868    41160 SH       SOLE                                      41160
Qualcomm Inc                   COM              747525103     1062    24714 SH       SOLE                                      24714
Quest Diagnostics              COM              74834L100      504     9761 SH       SOLE                                       9761
Questar Corporation            COM              748356102      397     9710 SH       SOLE                                       9710
RPM Inc                        COM              749685103      543    28083 SH       SOLE                                      28083
Roper Inds Inc New Com         COM              776696106     1446    25384 SH       SOLE                                      25384
Sigma-Aldrich Corp             COM              826552101     3235    61705 SH       SOLE                                      61705
St. Jude Med Inc.              COM              790849103      354     8140 SH       SOLE                                       8140
Staples Inc                    COM              855030102      497    22110 SH       SOLE                                      22110
Stericycle Inc                 COM              858912108     1674    28410 SH       SOLE                                      28410
Strayer Education Inc          COM              863236105     1445     7213 SH       SOLE                                       7213
Stryker Corp                   COM              863667101     3219    51668 SH       SOLE                                      51668
SunTrust Banks Inc             COM              867914103      360     8000 SH       SOLE                                       8000
Syngenta Adr                   COM              87160A100      868    20511 SH       SOLE                                      20511
T Rowe Price Assoc             COM              74144T108     1252    23317 SH       SOLE                                      23317
Techne Corporation             COM              878377100      928    12867 SH       SOLE                                      12867
Teva Pharmaceutical            COM              881624209     2423    52912 SH       SOLE                                      52912
Thermo Electron                COM              883556102      236     4300 SH       SOLE                                       4300
Trimble Navigation Ltd         COM              896239100      541    20917 SH       SOLE                                      20917
United Technologies            COM              913017109     2772    46146 SH       SOLE                                      46146
Walgreen Co                    COM              931422109      345    11156 SH       SOLE                                      11156
Zimmer Holdings Inc            COM              98956P102      822    12739 SH       SOLE                                      12739